UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number:    1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   115 West Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     11/13/2007
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          161
                                         -----------
Form 13F Information Table Value Total:     $238,917
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
1800 Flowers.com INC CL A      CL A             68243Q106      543   46850          Sole              46850      0    0
51 Jobs                        SP ADR REP COM   316827104      637   32926          Sole              32926      0    0
Aaron Rent                     COM              002535201     1036   46436          Sole              46436      0    0
ACE Insurance                  ORD              G0070K103      153    2534          Sole               2534      0    0
Advanced Auto Parts            COM              00751Y106       30     900          Sole                900      0    0
Aetna                          COM              00817Y108      578   10650          Sole              10650      0    0
AIG                            COM              026874107     6086   89966          Sole              89966      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     7546   85687          Sole              85687      0    0
Allied Capital                 COM              01903Q108     2490   84709          Sole              84709      0    0
Altria Group                   COM              02209S103     2155   30992          Sole              30992      0    0
American Capital               COM              024937104     2224   52048          Sole              52048      0    0
American Financial             COM              02607P305     1090  135379          Sole             135379      0    0
AMR Corp                       COM              001765106       33    1500          Sole               1500      0    0
AmReit Cl A                    CL A             032158107      179   22585          Sole              22585      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106     2289  109992          Sole             109992      0    0
Int
Arbor Realty                   COM              038923108     2481  131343          Sole             131343      0    0
Arrow Electronics              COM              042735100      368    8650          Sole               8650      0    0
Ashford Hospitality            COM              044103109     1607  159894          Sole             159894      0    0
Aspen Insurance                SHS              G05384105     2553   91462          Sole              91462      0    0
Associated Estates             COM              045604105       12     900          Sole                900      0    0
Avnet                          COM              053807103     1195   29975          Sole              29975      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108     1814    6262          Sole               6262      0    0
Bank of America                COM              060505104     7669  152547          Sole             152548      0    0
Barr Pharmaceuticals Inc       COM              068306109     1284   22558          Sole              22558      0    0
Berkshire                      CL B             084670207       95      24          Sole                 24      0    0
Bed Bath & Beyond              COM              075894100     3347   98102          Sole              98102      0    0
Berkley W R Corp               COM              084423102      309   10412          Sole              10412      0    0
Best Buy Inc                   COM              086516101     3578   77740          Sole              77740      0    0
Boeing Co                      COM              097023105       21     200          Sole                200      0    0
Buffalo Wild Wings Inc         COM              119848109      524   13900          Sole              13900      0    0
C.N.A. Financial               COM              126117100       79    2000          Sole               2000      0    0
Cabelas Inc                    COM              126804301     2610  110366          Sole             110366      0    0
Cablevision                    CL A NY CABLVS   12686C109      142    4059          Sole               4059      0    0
Capital Trust Inc MD           Cl A New         14052H506     1257   35421          Sole              35421      0    0
CapitalSource Inc              COM              14055X102     1329   65640          Sole              65640      0    0
Caplease Inc                   COM              140288101     1667  162650          Sole             162650      0    0
Cardinal Health                COM              14149Y108      364    5825          Sole               5825      0    0
Carmax Inc Com                 COM              143130102     1237   60832          Sole              60832      0    0
Carnival Corp                  PAIRED CTF       143658300     2188   45183          Sole              45183      0    0
Caterpillar Inc                COM              149123101     2182   27821          Sole              27821      0    0
Charlotte Russe Holdings Inc   COM              161048103      110    7500          Sole               7500      0    0
Cheese Cake Factory Inc        COM              163072101     2495  106304          Sole             106304      0    0
Chicos Fas Inc                 COM              168615102     2345  166888          Sole             166888      0    0
Citigroup                      COM              172967101     4821  103309          Sole             103309      0    0
Cogdell Spencer Inc            COM              19238U107     1421   76801          Sole              76801      0    0
Cohen & Steers                 COM              19247A100     2368  113353          Sole             113353      0    0
Coinmachsvc Corp Income Dep    Unit 99/99/9999  19259w107     1781   96261          Sole              96261      0    0
Secs
Coinmachsvc Corp Cl A          Cl A             19259W206       41    3400          Sole               3400      0    0
Colonial Bank                  COM              195493309      139    6450          Sole               6450      0    0
Computer Sciences Corp         COM              205363104      114    2034          Sole               2034      0    0
Consolidated Edison Inc Com    COM              209115104      303    6535          Sole               6535      0    0
Covidien Ltd                   COM              g2552x108      698   16816          Sole              16816      0    0
CTS                            COM              126501105      604   46832          Sole              46832      0    0
CVS Caremark Corporation       COM              126650100       63    1600          Sole               1600      0    0
Diamond Offshore               COM              25271C102      256    2257          Sole               2257      0    0
Dodge & Cox Stk Fd             COM              256219106       60     382          Sole                382      0    0
DRS Technologies Inc           COM              23330X100     3940   71476          Sole              71476      0    0
eLong                          SPONSORED ADR    290138205      634   65601          Sole              65601      0    0
Enbridge Energy Mgmt LLC Shs                    29250X103     1000   20165          Sole              20165      0    0
Units Repst
Enbridge Equity Partners       COM              29250R106      625   12800          Sole              12800      0    0
Enterprise Products            COM              293792107      916   30291          Sole              30291      0    0
Equity Inns                    COM              294703103     8213  363723          Sole             363723      0    0
E-Trade Financial              COM              269246104     3039  232895          Sole             232895      0    0
Exxon Mobil                    COM              30231G102      623    6736          Sole               6736      0    0
Federal Natl Mtg Assn          COM              313586109     1746   28712          Sole              28712      0    0
Felcor Lodging                 COM              31430F101     3528  177009          Sole             177009      0    0
First Industrial               COM              32054K103     1919   49382          Sole              49382      0    0
Flextronics                    ORD              Y2573F102     1081   96668          Sole              96668      0    0
Federal Home LN MTG Corp       COM              313400301     3567   60461          Sole              60461      0    0
Gallagher Arthur J & Co.       COM              363576109      623   21500          Sole              21500      0    0
Garmin LTD Ord                 ORD              G37260109     1595   13354          Sole              13354      0    0
General Electric               COM              369604103      435   10511          Sole              10511      0    0
Glimscher Realty               SH BEN INT       379302102     2807  119428          Sole             119429      0    0
Google Inc Cl A                Cl A             38259p508      142     250          Sole                250      0    0
Halliburton Co                 COM              406216101       38    1000          Sole               1000      0    0
Hancock Joh Invt Tr II Finl    COM              410142103       19     990          Sole                990      0    0
Inds Cl A
Health Care REIT               COM              42217K106     1405   31750          Sole              31750      0    0
Healthcare Reality TR          COM              421946104      774   29030          Sole              29030      0    0
Health Net Inc Com             COM              42222G108     2587   47866          Sole              47866      0    0
Helen of Troy                  COM              G4388N106     1252   64837          Sole              64837      0    0
Hersha Hospitalities           SH BEN INT       427825104     5089  514048          Sole             514048      0    0
Home Depot                     COM              437076102     3973  122463          Sole             122463      0    0
Hormel                         COM              440452100     1892   52883          Sole              52883      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1721   42334          Sole              42334      0    0
HRPT Properties                COM SH BEN INT   40426W101     1997  201904          Sole             201905      0    0
Humana                         COM              444859102     2401   34357          Sole              34357      0    0
II VI Inc Com                  COM              902104108     1424   41244          Sole              41244      0    0
ING Clarion Glb Re Est Incm Fd COM              44982G104     1498   75866          Sole              75866      0    0
Ingersoll Rand Co Ltd Cl A Com COM              g4776g101      659   12091          Sole              12091      0    0
Invetiv Health Inc             COM              46122E905      355    8100          Sole               8100      0    0
Ishares TR                     1-3 Yr Trs BD    464287457      133    1637          Sole               1637      0    0
Johnson & Johnson              COM              478160104      151    2300          Sole               2300      0    0
JP Morgan Chase                COM              46625H100      114    2490          Sole               2490      0    0
Kayne Anderson Mlp Investment  COM              486606106       69    2187          Sole               2187      0    0
Co
Kinder Morgan MGMT             SHS              49455U100      870   18620          Sole              18620      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      571   11550          Sole              11550      0    0
Kohls                          COM              500255104     2706   47209          Sole              47209      0    0
Laboratory Holdings            COM NEW          50540R409       70     900          Sole                900      0    0
Lehman Bros Holdings Inc       COM              524908100       49     800          Sole                800      0    0
Lexington Properties           COM              529043101      854   42675          Sole              42675      0    0
Lincare Holdings Inc           COM              532791100       53    1450          Sole               1450      0    0
Lowes                          COM              548661107     1697   60547          Sole              60547      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1948   73787          Sole              73787      0    0
Martin Midstream Partners      UNIT LP INT      573331105      818   22349          Sole              22349      0    0
Max Re Capital                 SHS              G6052F103      601   21425          Sole              21425      0    0
Medco                          COM              58405U102       52     574          Sole                574      0    0
Medical Properties TR          COM              58463J304     2299  172581          Sole             172581      0    0
Mueller Inds Inc               COM              624756102     1098   30375          Sole              30375      0    0
NASDAQ stock Market Inc        COM              631103108     1412   37475          Sole              37475      0    0
National Health Investors      COM              63633D104      573   18550          Sole              18550      0    0
Nationwide Health              COM              638620104      273    9064          Sole               9064      0    0
Nuveen Invts Inc               Cl A             67090F106      471    7600          Sole               7600      0    0
Omega Healthcare Invs Inc      COM              681936100      343   22100          Sole              22100      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103      905   15220          Sole              15220      0    0
OSI Systems Inc                COM              671044105      656   29150          Sole              29150      0    0
Overstock.com                  COM              690370101     1461   50715          Sole              50715      0    0
Overstock Com Inc Del SR NT CV NOTE             690370AB7     4308    5182          Sole               5182      0    0
3.75%
Panera Bread Co CL A           CL A             69840w108      324    7950          Sole               7950      0    0
Partner Re                     COM              G6852T105     4601   58246          Sole              58246      0    0
Peoples United Financial Inc   COM              712704105      704   40760          Sole              40760      0    0
Perry Ellis                    COM              288853104      144    5200          Sole               5200      0    0
Pfizer                         COM              717081103     2384   97591          Sole              97591      0    0
PNC Bank                       COM              693475105      705   10353          Sole              10353      0    0
Posco                          SPONSORED ADR    693483109      157     881          Sole                881      0    0
Potash Corp                    COM              73755L107     1379   13050          Sole              13050      0    0
Prudential Financial Inc       COM              744320102       30     303          Sole                303      0    0
Quest Diagnostics              COM              74834L100      131    2275          Sole               2275      0    0
Raymond James Financial Inc    COM              754730109       12     370          Sole                370      0    0
Republic Properties            COM              760737106     2528  172317          Sole             172317      0    0
Royal Carribbean               COM              V7780T103     2579   66084          Sole              66084      0    0
Ruby Tuesday                   COM              781182100     1398   76204          Sole              76204      0    0
Senior Housing                 SH BEN INT       81721M109      880   39873          Sole              39873      0    0
Smart Balance                  COM              83169Y108      883   71525          Sole              71525      0    0
Sovereign Bank                 COM              845905108      315   18477          Sole              18477      0    0
Student Loan                   COM              863902102      645    3579          Sole               3579      0    0
Sun Cmntys Inc                 COM              866674104     2020   67160          Sole              67160      0    0
Sunstone Hotel Invs Inc New    COM              867892101     2472   96399          Sole              96399      0    0
Supertel Hospitality Inc Md    COM              868526104      477   63225          Sole              63225      0    0
Target                         COM              87612E106     3268   51414          Sole              51414      0    0
Teppco                         UT LTD PARTNR    872384102      319    8375          Sole               8375      0    0
Teva Pharmaceutical            ADR              881624209     4052   91117          Sole              91117      0    0
Thermo Fisher Scientific Inc   COM              883556102      649   11250          Sole              11250      0    0
Travelcenters of America LLC   COM              894174101       21     655          Sole                655      0    0
Trex Inc                       COM              89531P105      444   39961          Sole              39961      0    0
Tyco Intel ltd Bermuda Shs     SHS              G9143X208      746   16816          Sole              16816      0    0
Unilever                       SPON ADR NEW     904767704     4826  152369          Sole             152369      0    0
Unitedhealth Group Inc.        COM              91324P102     2279   47054          Sole              47054      0    0
United Technologies Corp       COM              913017109       14     174          Sole                174      0    0
Unum Group                     COM              91529Y106     2353   96162          Sole              96162      0    0
Urban Outfitters Inc           COM              917047102      675   30980          Sole              30980      0    0
US Bancorp                     COM NEW          902973304     3297  101365          Sole             101365      0    0
Valero Energy                  COM              91913Y100     1124   16732          Sole              16732      0    0
Video Display Corp             COM              926555103      543   67834          Sole              67834      0    0
Wachovia Corp                  COM              929903102     5022  100136          Sole             100136      0    0
Waddell & Reed                 CL A             930059100     5402  199860          Sole             199860      0    0
WalMart                        COM              931142103     1844   42253          Sole              42253      0    0
Warwick Valley Telephone       COM              936750108       14    1000          Sole               1000      0    0
Watson Pharmaceuticals Inc     COM              942683103      488   15050          Sole              15050      0    0
WellPoint Inc                  COM              94973V107     3682   46654          Sole              46654      0    0
Wells Real Estate Invt Tr Inc  COM              949906101       11    1233          Sole               1233      0    0
YRC Worldwide Inc Com          COM              984249102      404   14775          Sole              14775      0    0